SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
AGING SCHEDULE BASED ON DUE DATE	Aging Schedule based on due date
	Aging schedule
	December 31, 2023	December 31, 2022

Within payment terms	$1,477	$1,373

Total	$1,477	$1,373

SCHEDULE OF THREE-LEVEL MATRIX

Based on its past experience and historical data along with a consideration of future projections of factors, such as the economic environment, the Company has established a three-level matrix. The three-level matrix contains the following groups and balances:

	December 31, 2023	December 31, 2022

Government institutions	$483	$279
Industrial customers	994	1,052
Other customers	-	42

Total	$1,477	$1,373

SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS
Estimated useful lives

Computers and electronic equipment	3
Machines and manufacturing equipment	10
Furniture and equipment	7
Vehicles	6.67
ERP system and R&D expenses	3-6
Leasehold Improvement	10